Earnings Per Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Unit
Note 14.    Earnings Per Unit
The Company computes earnings per unit (EPU) of preferred unit and profit unit interest using the two-class method required for participating securities. Refer to Note 6, Members’ Equity, for discussion of the Company’s classes of partnership interests. Refer to the accompanying pro forma financial statements for discussion regarding anticipated impact of the business combination on EPU. The following tables set forth the computation of the Company’s basic and diluted earnings per unit for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,
	2021		2020
(in thousands except per unit and per unit data)	Preferred Unit	Profit Unit Interest	Preferred Unit	Profit Unit Interest
Numerator:
Net income available to unit holders	$13,884	$4,103	$20,141	$4,978

Denominator:
Weighted average units outstanding - basic	41,102,500	12,147,335	41,102,500	10,159,227
Diluted common unit equivalents	228,504	—	—	—

Weighted average units outstanding - diluted	41,331,004	12,147,335	41,102,500	10,159,227

Basic earnings per unit	$0.34	$0.34	$0.49	$0.49
Diluted earnings per unit	$0.34	$0.34	$0.49	$0.49

	Six Months Ended June 30,
	2021		2020
(in thousands except per unit and per unit data)	Preferred Unit	Profit Unit Interest	Preferred Unit	Profit Unit Interest
Numerator:
Net income available to unit holders	$35,547	$6,824	$36,252	$5,764

Denominator:
Weighted average units outstanding - basic	41,102,500	12,170,168	41,102,500	9,974,632
Diluted common unit equivalents	228,504	—	—	—

Weighted average units outstanding - diluted	41,331,004	12,170,168	41,102,500	9,974,632

Basic earnings per unit	$0.86	$0.56	$0.88	$0.58
Diluted earnings per unit	$0.86	$0.56	$0.88	$0.58

As of June 30, 2021 and 2020, there were warrants representing 282,955 units and 511,459 units, respectively, that were anti-dilutive. For the three and six months ended June 30, 2021, there were 228,504 dilutive common unit equivalents. For the three and six months ended June 30, 2020, there were no dilutive common unit equivalents.

Note 14. Earnings Per Unit
The Company computes earnings per unit (EPU) of preferred unit and profit unit interest using the two-class method required for participating securities. Refer to Note 6, Members’ Equity, for discussion of the Company’s classes of partnership interests. Refer to the accompanying pro forma financial statements for discussion regarding anticipated impact of the business combination on EPU.
The following tables set forth the computation of the Company’s basic and diluted earnings per unit for the years ended December 31, 2020, 2019, and 2018:

	2020			201 9			2018
	Preferred Unit	Profit Unit Interest	Preferred Unit		Profit Unit Interest	Preferred Unit		Profit Unit Interest
Numerator :
Net income available to unit holders	$63,767,868	$13,748,247	$29,074,287		$3,921,193	$9,054,770		$678,098

Denominator:
Weighted average units outstanding - basic	41,102,500	11,022,251	41,102,500		9,724,149	41,102,500		9,139,424
Diluted common unit equivalents	214,459	—	—		—	—		—
Weighted average units outstanding - diluted	41,316,959	11,022,251	41,102,500		9,724,149	41,102,500		9,139,424

Basic earnings per unit	$1.55	$1.25	$0.71		$0.40	$0.22		$0.07
Diluted earnings per unit	$1.54	$1.25	$0.71		$0.40	$0.22		$0.07
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December 31, 2020, 2019, and 2018, there were warrants representing 297,000 units, 511,459 units, and 511,459 units, respectively, that were anti-dilutive. For the year ended December 31, 2020, there were 214,459 dilutive common unit equivalents. For the years ended December 31, 2019 and 2018, there were no dilutive common unit equivalents.